Guarantees and commitments (Tables)	6 Months Ended
Jun. 30, 2015
Guarantees
Guarantees
end of	Maturity less than 1 year	Maturity greater than 1 year	Total gross amount	Total net amount	[1]	Carrying value	Collateral received
6M15 (CHF million)
Credit guarantees and similar instruments	2,689	1,285	3,974	3,787		11	1,559
Performance guarantees and similar instruments	4,288	2,240	6,528	5,715		47	2,964
Securities lending indemnifications	5,965	0	5,965	5,965		0	5,965
Derivatives [2]	24,682	7,883	32,565	32,565		890	–	[3]
Other guarantees	3,703	1,593	5,296	5,291		43	3,055
Total guarantees	41,327	13,001	54,328	53,323		991	13,543
2014 (CHF million)
Credit guarantees and similar instruments	2,488	1,583	4,071	3,832		30	1,654
Performance guarantees and similar instruments	4,798	2,494	7,292	6,425		40	3,155
Securities lending indemnifications	12,257	0	12,257	12,257		0	12,257
Derivatives [2]	24,599	8,953	33,552	33,552		954	–	[3]
Other guarantees	3,477	1,400	4,877	4,870		43	2,773
Total guarantees	47,619	14,430	62,049	60,936		1,067	19,839
1 Total net amount is computed as the gross amount less any participations.
2
Excludes derivative contracts with certain active commercial and investment banks and certain other counterparties, as such contracts can be cash settled and the Bank had no basis to conclude it was probable that the counterparties held, at inception, the underlying instruments.

3 Collateral for derivatives accounted for as guarantees is not considered significant.

Residential mortgage loans sold
Residential mortgage loans sold
Residential mortgage loans sold from January 1, 2004 to June 30, 2015 (USD billion)
Government-sponsored enterprises	8.2
Private investors [1]	27.4
Non-agency securitizations	140.6	[2]
Total	176.2
1 Primarily banks.
2
The outstanding balance of residential mortgage loans as of June 30, 2015 was USD 27.7 billion. The difference of the total balance of mortgage loans sold and the outstanding balance as of June 30, 2015 is attributable to borrower payments of USD 93.1 billion and losses of USD 19.8 billion due to loan defaults.

Residential mortgage loans sold - outstanding repurchase claims
Residential mortgage loans sold – outstanding repurchase claims
	6M15					6M14
	Government- sponsored enterprises	Private investors	Non- agency securiti- zations	Total		Government- sponsored enterprises	Private investors	Non- agency securiti- zations	Total
Outstanding repurchase claims (USD million)
Balance at beginning of period	13	4	83	100		77	420	83	580
New claims	0	2	0	2		9	1	320	330
Claims settled through repurchases	0	(1)	0	(1)	[1]	0	0	0	0	[1]
Other settlements	0	0	0	0	[2]	(4)	(416)	(5)	(425)	[2]
Total claims settled	0	(1)	0	(1)		(4)	(416)	(5)	(425)
Claims rescinded	0	0	0	0		(15)	0	0	(15)
Transfers to arbitration and litigation, net [3]	0	0	0	0		0	(2)	(315)	(317)
Balance at end of period	13	5	83	101		67	3	83	153
1 Settled at a repurchased price of USD 2 million and USD 0 million 6M15 and 6M14, respectively.
2 Settled at USD 0 million and USD 66 million in 6M15 and 6M14, respectively.
3 Refer to "Note 28 – Litigation" for repurchase claims that are in arbitration or litigation.

Provisions for outstanding repurchase claims
Provisions for outstanding repurchase claims
	6M15	6M14
Provisions for outstanding repurchase claims (USD million) [1]
Balance at beginning of period	6	146
Increase/(decrease) in provisions, net	(3)	(20)
Realized losses [2,3]	(2)	(66)
Balance at end of period [4]	1	60
1 Excludes provisions for repurchase claims related to residential mortgage loans sold that are in arbitration or litigation. Refer to "Note 28 – Litigation" for further information.
2 Includes indemnifications paid to resolve loan repurchase claims.
3 Primarily related to private investors.
4 Primarily related to government-sponsored enterprises.

Other commitments
Other commitments
	6M15							2014
end of	Maturity less than 1 year	Maturity greater than 1 year	Total gross amount		Total net amount	[1]	Collateral received	Maturity less than 1 year	Maturity greater than 1 year	Total gross amount		Total net amount	[1]	Collateral received
Other commitments (CHF million)
Irrevocable commitments under documentary credits	3,851	13	3,864		3,758		2,339	4,717	12	4,729		4,570		2,769
Irrevocable loan commitments	34,430	89,765	124,195	[2]	119,984		64,761	29,938	90,156	120,094	[2]	115,306		56,958
Forward reverse repurchase agreements	936	–	936		936		936	8,292	–	8,292		8,292		8,292
Other commitments	711	854	1,565		1,565		–	690	1,034	1,724		1,724		–
Total other commitments	39,928	90,632	130,560		126,243		68,036	43,637	91,202	134,839		129,892		68,019
1 Total net amount is computed as the gross amount less any participations.
2
Irrevocable loan commitments do not include a total gross amount of CHF 99,777 million and CHF 97,608 million of unused credit limits as of the end of 6M15 and 2014, respectively, which were revocable at the Bank's sole discretion upon notice to the client. The prior period has been adjusted to the current presentation.